Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill
13.	Goodwill

The goodwill presented in the table below relates to the goodwill recognised on consolidation of QIND after the acquisition on November 26, 2024. It represents the excess of the consideration transferred, together with the amount of any non-controlling interest, over the fair value of the identifiable net liabilities acquired as at the acquisition date. The calculation of goodwill is as follows:

	€’000	€’000
Consideration transferred		14,626
QIND net assets acquired	1,635
Net assets excluding existing goodwill	(6,509)

NCI Portion of net assets (liabilities)	(2,145)
HTOO Portion of net assets (liabilities)	(4,364)	(4,364)

Allocation of purchase price to goodwill & other intangibles		18,990

The goodwill has been recognised in the consolidated statement of financial position as a non-current asset. It reflects expected future economic benefits arising from synergies and growth opportunities that are not separately identifiable.

Under IFRS the Group is required to finalise a purchase price allocation (“PPA”) within 12 months of the acquisition date. As such, the amount of goodwill recognised is considered provisional and may be adjusted once the valuation of identifiable assets and liabilities has been completed.

The Group does not remeasure goodwill after the acquisition date. Instead, goodwill is tested for impairment at least annually or whenever there is an indication of impairment.